UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Muller
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Rick Muller     New York, NY     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $353,680 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101    15897  1032970 SH       SOLE                  1032970        0        0
BAKER HUGHES INC               COM              057224107     9341   163394 SH       SOLE                   163394        0        0
BARRICK GOLD CORP              COM              067901108     5036    94700 SH       SOLE                    94700        0        0
CANADIAN NAT RES LTD           COM              136385101     7415   166940 SH       SOLE                   166940        0        0
CF INDS HLDGS INC              COM              125269100     3307    24471 SH       SOLE                    24471        0        0
CONCHO RES INC                 COM              20605P101     3628    41378 SH       SOLE                    41378        0        0
DRYSHIPS INC                   SHS              Y2109Q101     8932  1627006 SH       SOLE                  1627006        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    24399   203172 SH       SOLE                   203172        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     4421   102600 SH  PUT  SOLE                   102600        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    15946   273900 SH  PUT  SOLE                   273900        0        0
ISHARES TR                     RUS200 IDX ETF   464289446     7824   100000 SH  PUT  SOLE                   100000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     4918    80000 SH  PUT  SOLE                    80000        0        0
MEMC ELECTR MATLS INC          COM              552715104     3041   270028 SH       SOLE                   270028        0        0
MONSANTO CO NEW                COM              61166W101    14618   209912 SH       SOLE                   209912        0        0
MURPHY OIL CORP                COM              626717102     7820   104893 SH       SOLE                   104893        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3026    45000 SH       SOLE                    45000        0        0
NEWFIELD EXPL CO               COM              651290108     8475   117523 SH       SOLE                   117523        0        0
PACCAR INC                     COM              693718108     9949   173507 SH       SOLE                   173507        0        0
PATRIOT COAL CORP              COM              70336T104    10297   531597 SH       SOLE                   531597        0        0
PATTERSON UTI ENERGY INC       COM              703481101     4474   207616 SH       SOLE                   207616        0        0
PEABODY ENERGY CORP            COM              704549104     2530    39539 SH       SOLE                    39539        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    15001   439002 SH       SOLE                   439002        0        0
POSCO                          SPONSORED ADR    693483109     2279    21166 SH       SOLE                    21166        0        0
PRECISION DRILLING CORP        COM 2010         74022D308     6713   692730 SH       SOLE                   692730        0        0
QUANTA SVCS INC                COM              74762E102    10009   502476 SH       SOLE                   502476        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     5466   540611 SH       SOLE                   540611        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     6622   415200 SH  CALL SOLE                   415200        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10904    78600 SH  CALL SOLE                    78600        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509    14850   311700 SH  PUT  SOLE                   311700        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    39083   310800 SH  PUT  SOLE                   310800        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730    10824   205200 SH  PUT  SOLE                   205200        0        0
STANLEY BLACK & DECKER INC     COM              854502101     7082   105901 SH       SOLE                   105901        0        0
TASEKO MINES LTD               COM              876511106     6105  1162916 SH       SOLE                  1162916        0        0
TRINA SOLAR LIMITED            SPON ADR         89628E104     4027   171948 SH       SOLE                   171948        0        0
UNION PAC CORP                 COM              907818108    11750   126806 SH       SOLE                   126806        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     4853   209912 SH       SOLE                   209912        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     8569  4221339 SH       SOLE                  4221339        0        0
WALTER ENERGY INC              COM              93317Q105    14249   111456 SH       SOLE                   111456        0        0